Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q3PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 32

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Senior Floating Rate Interests 0.0%
†
Residential REITs 0.0%
†
a ,c
Centennial Gardens LP, First Lien, CME Term Loan, B ,
7.231% , ( 1-month SOFR + 2% ), 2/01/25 ................................ $ 682,352 684,007
6.856% , ( 1-month SOFR + 1.55% ), 1/01/38 .............................. 647,551 649,122
a ,c
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan , 6.856% , ( 1-month
SOFR + 2% ), 1/08/25 ............................................... 1,495,232 1,499,605
2,832,734
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,825,135 ) ...........................
2,832,734
Municipal Bonds 98.6%
California 95.6%
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AGMC Insured , 5% , 10/01/52 .................. 28,000,000 30,443,507
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/29 .... 20,000,000 16,996,812
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/30 .... 41,665,000 34,119,114
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,219,933
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,787,953
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 13,020,280
Alisal Union School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/32 ........................... 3,355,000 2,649,006
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/33 ........................... 3,610,000 2,748,726
GO , 2009 B , AGMC Insured , Zero Cpn., 2/01/34 ........................... 3,345,000 2,499,799
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,693,626
Alvord Unified School District ,
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 15,000,000 9,604,485
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/46 ........................... 42,500,000 50,707,647
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,305,390
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,631,800
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/26 ......... 29,430,000 27,976,355
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/27 ......... 22,860,000 21,096,042
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/28 ......... 14,425,000 12,900,357
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/29 ......... 24,810,000 21,456,480
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/32 ......... 13,665,000 10,618,454
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/33 ......... 37,070,000 27,730,814
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/34 ......... 24,970,000 17,947,729
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, Zero Cpn., 3/01/37 ..... 15,080,000 10,139,290
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 8,180,152
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,993,867
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 23,404,612
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 13,662,089
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,451,901

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... $ 10,000,000 $ 10,377,324
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,917,025
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 8,500,000 9,229,307
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 6,750,000 7,276,517
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,351,654
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,599,298
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,911,730
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,842,654
d
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 101,563,180
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 132,022,431
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,836,974
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 25,355,569
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 51,000,000 55,337,280
Revenue , 2024 C , Mandatory Put , 5% , 10/01/32 ........................... 65,875,000 71,414,508
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 76,730,514
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 98,151,363
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 884,504
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,435,432
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,676,294
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 29,708,088
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,192,237
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 38,639,497
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,802,511
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 34,744,286
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 33,559,562
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,762,079
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 24,130,176
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , Zero Cpn., 8/01/65 79,990,000 3,439,026
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 15,142,250
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,123,500
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,899,059
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 9,905,000 9,907,874
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,652,468
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 330,000 336,347
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,347,347
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 480,008
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 536,943
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 626,952
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 99,165
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 358,863
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 612,777

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. $ 530,000 $ 539,395
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 800,349
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 624,508
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 832,592
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,342,599
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 545,000 556,312
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 3,165,000 3,170,089
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,245,411
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,281,891
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,323,021
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,766,024
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,402,054
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 473,929
Chapman University , Revenue , 2015 , 5% , 4/01/40 ......................... 5,000,000 5,019,981
Chapman University , Revenue , 2015 , 5% , 4/01/45 ......................... 5,000,000 5,014,923
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 538,210
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,480,031
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,342,774
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,708,780
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 26,014,831
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,209,142
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/26 7,620,000 7,194,610
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/27 7,365,000 6,744,619
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/28 4,120,000 3,652,773
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/30 5,685,000 4,703,696
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/31 7,615,000 6,069,865
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/32 7,615,000 5,839,825
Santa Clara University , Revenue , 1999 , AMBAC Insured , Zero Cpn., 9/01/26 ..... 1,345,000 1,262,963
Santa Clara University , Revenue , 2015 , Refunding , 5% , 4/01/45 ............... 15,495,000 15,572,988
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 9,350,000 9,976,662
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,990,704
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 19,318,354
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,435,651
University of San Francisco , Revenue , 2018 A , 5% , 10/01/53 ................. 10,000,000 10,406,081
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 3,117,534
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 673,468
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 670,290
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 668,579
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,251,827
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 511,597
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 26,044,894
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 2,730,000 2,737,466
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,582,137
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,690,510
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,881,939
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 27,444,047
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 15,770,000 16,112,010
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 3,000,000 3,057,763
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,193,995
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,757,385

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... $ 11,000,000 $ 11,000,144
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,857,849
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 2,034,390
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 2,062,043
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 3,168,788
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,348,300
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 411,902,699
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 15,075,506
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,381,994
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,639,092
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,817,554
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 26,422,277
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 800,000 847,867
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,468,207
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 878,722
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,119,646
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/43 ..... 2,500,000 2,818,817
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,011,872
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,464,401
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,168,892
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 43,098,863
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 10,575,017
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 22,449,794
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,700,602
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 25,358,228
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 46,113,184 47,730,226
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 13,319,322 13,471,048
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,720,191 4,624,406
e
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,047,743
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 20,319,906
e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,613,026
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,587,952
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,932,815
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,593,215
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 854,844
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 856,844

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... $ 1,000,000 $ 978,793
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,488,143
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 3,115,965
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,854,462
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 15,209,940
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,470,672
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 32,676,341
California Municipal Finance Authority ,
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 25,867,203
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,173,265
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 1,057,654
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 10,453,726
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,720,217
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 28,737,166
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,161,953
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,326,774
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,921,092
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,753,592
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 19,215,310
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,996,740
Channing House , Revenue , 2017 B , California Mortgage Insured , 5% , 5/15/47 .... 10,000,000 10,255,653
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,277,120
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 623,761
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 958,233
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 828,480
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 786,224
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,068,258
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,319,525
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,650,000 2,787,661
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 16,175,959
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,370,467
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,950,110
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 1,046,211
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 996,604
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,100,000 1,084,847
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,152,212
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,280,000 1,246,635

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... $ 450,000 $ 417,238
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 854,290
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 920,784
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,226,335
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,608,120
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 30,826,206
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,856,660
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 22,071,021
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 56,817,018
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 577,560
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,687,731
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,428,488
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 72,138,765
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,768,057
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,149,379
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,722,242
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 56,538,251
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,509,741
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,773,456
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 23,232,437
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 14,203,316
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,468,229
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,558,051
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 8,661,609
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,477,869
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,882,534
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 46,090,860
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 43,669,362
e
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 49,170,448
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 10,251,169
California Pollution Control Financing Authority ,
e
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 7,250,000 7,545,164
e
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% ,
11/21/45 ....................................................... 11,365,000 11,685,144
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/30 ....... 5,200,000 5,625,028
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/31 ....... 3,000,000 3,271,579
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/32 ....... 5,500,000 6,041,150
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/33 ....... 6,000,000 6,638,514
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/34 ....... 3,250,000 3,583,222
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/35 ....... 3,250,000 3,568,124
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/36 ....... 2,650,000 2,897,144
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/37 ....... 2,300,000 2,509,207
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/38 ....... 2,000,000 2,175,797
e
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 11/21/45 ...... 2,200,000 2,327,255
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,131,652
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 430,000 444,149
e
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 448,574

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
California School Finance Authority, (continued)
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ $ 1,000,000 $ 1,055,683
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 2,000,000 2,091,344
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 455,393
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 325,338
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 508,517
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 735,795
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,981,123
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,027,898
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,596,540
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,380,031
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,318,203
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,985,921
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 250,000 253,550
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 463,154
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ 675,000 633,101
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/54 ........................................................ 525,000 547,383
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,636,762
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 800,600
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 1,032,133
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 1,036,857
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 574,911
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 757,470
California State Public Works Board ,
State of California , Revenue , 2014 B , Refunding , 5% , 10/01/39 ............... 10,000,000 10,015,534
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,361,192
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,277,111
State of California , Revenue , 2024 C , Refunding , 5% , 9/01/25 ................ 25,985,000 26,412,788
State of California , Revenue , 2024 C , Refunding , 5% , 9/01/26 ................ 14,685,000 15,295,755
California State University ,
Revenue , 2015 A , Refunding , 5% , 11/01/43 .............................. 11,000,000 11,165,015
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,865,369
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,299,645
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,830,042
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 53,000,000 54,981,119
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,940,250
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,539,943
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 18,326,325
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 42,825,432
Revenue , 2019 A , 5% , 11/01/49 ....................................... 77,595,000 82,464,102
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,650,085
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 2,091,788

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... $ 2,500,000 $ 2,607,665
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,344,683
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,509,214
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,403,655
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,734,653
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,392,613
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 69,284,864
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,280,485
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,751,365
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 350,000 383,158
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 802,352
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,311,448
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 526,946
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 789,015
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 916,830
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 851,039
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 880,471
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,069,328
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,940,961
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,092,834
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,169,393
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,038,090
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,700,000 1,826,124
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 402,038
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,297,612
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,911,202
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 600,000 653,211
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 880,000 952,706
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 12,145,168
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 19,512,362
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,276,982
Carlsbad Unified School District , GO , 2011 C , Zero Cpn., 8/01/35 ...............
33,000,000 38,667,714
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,505,000 16,982,923
Cerritos Community College District , GO , 2014 A , Refunding , 4% , 8/01/44 .........
10,000,000 10,021,198
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,572,768
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 350,000 355,525
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 708,816

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... $ 830,000 $ 901,302
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 842,716
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 715,857
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 780,247
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,694,508
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 965,299
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,162,351
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,961,500
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,159,876
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,147,984
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,880,719
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 18,404,318
GO , 2020 B , 5% , 8/01/55 ............................................ 10,000,000 10,663,635
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,188,928
e
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 928,748
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,999,551
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 541,786
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 668,330
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 791,203
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 1,002,377
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 432,052
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 692,057
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,058,388
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,580,268
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 1,087,723
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,078,764
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,489,616
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 634,664
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,422,926
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,047,086
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,159,636
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,836,406

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dublin, (continued)
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... $ 3,040,000 $ 3,265,258
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,362,660
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,074,190
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,163,796
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,472,732
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,890,700
City of Fontana ,
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,080,760
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,174,738
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,492,217
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,086,530
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,474,198
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 2,118,581
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 839,249
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 867,295
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,072,554
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,464,450
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 753,241
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,437,863
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 532,006
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 465,795
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,749,400
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 637,105
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 524,900
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,735,547
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 1,032,769
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 1,012,726
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,054,804
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,048,704
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 290,137
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 159,172
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 314,592
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,108,712
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,574,328
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,168,949
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 16,273,426
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 16,216,336
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,296,572
City of Los Angeles ,
Department of Airports , Revenue , 2015 D , 5% , 5/15/33 ..................... 11,420,000 11,484,076

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2015 D , 5% , 5/15/41 ..................... $ 17,000,000 $ 17,061,598
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 10,123,392
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,427,400
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,757,572
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 51,977,030
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,168,763
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 33,972,838
Department of Airports , Revenue , 2018 A , 5.25% , 5/15/48 ................... 10,000,000 10,377,441
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,867,309
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 40,324,922
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 18,203,882
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 35,182,768
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,327,854
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,499,812
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 24,898,294
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 11,065,396
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 11,085,850
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,633,299
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,515,306
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,525,419
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,589,526
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 3,951,897
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,280,635
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. 7,005,000 7,434,666
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 27,374,580
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 27,679,261
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,187,928
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,731,393
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 155,717
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 8,500,070
Department of Airports , Revenue, Senior Lien , 2015 A , 5% , 5/15/40 ............ 3,000,000 3,011,680
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,059,266
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 7,021,736
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,146,338
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,577,591
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 11,252,947
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,507,445
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 26,452,140
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,784,770
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,635,808
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 2,011,252
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,857,994
Wastewater System , Revenue , 2015 A , 5% , 6/01/44 ........................ 9,500,000 9,571,695
Wastewater System , Revenue , 2015 C , Refunding , 5% , 6/01/45 ............... 24,190,000 24,373,709
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,560,557
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 318,864
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 108,202
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 530,430
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 541,786
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 639,775
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 739,728
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 1,049,911

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Menifee, (continued)
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... $ 1,000,000 $ 1,051,274
f
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,605,920
f
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,226,876
f
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 1,935,000 2,041,624
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 922,204
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 387,774
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 404,652
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,481,033
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/36 ........... 525,000 527,696
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/42 ........... 650,000 632,457
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 795,027
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 836,876
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 879,151
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 420,853
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 668,194
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 858,889
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 838,427
f
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/55 ........... 2,000,000 2,111,962
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,528,760
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,905,683
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,047,499
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 1,040,647
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,611,780
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,672,062
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 557,155
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,167,596
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,871,395
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 934,934
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 575,956
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 547,702
City of Riverside , Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 .............
25,000,000 25,264,192
City of Roseville ,
Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 .................... 5,000 5,007
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,249,652
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,060,251
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,052,268
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,201,427
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 14,342,909
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 22,434,915
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 54,238,559

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of San Francisco, (continued)
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... $ 40,170,000 $ 45,224,073
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 560,886
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,381,885
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 3,258,068
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 339,616
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,399,196
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,744,501
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,500,550
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 464,827
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 397,810
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 455,987
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 850,240
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 1,052,485
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,256,504
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 6,457,466
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 49,427,276
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 21,433,521
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 67,463,999
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 24,976,291
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,881,525
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,265,948
GO , C , AGMC Insured , Zero Cpn., 8/01/36 ............................... 8,000,000 5,333,369
GO , C , AGMC Insured , Zero Cpn., 8/01/37 ............................... 8,000,000 5,097,628
GO , C , AGMC Insured , Zero Cpn., 8/01/40 ............................... 7,500,000 4,156,725
GO , C , AGMC Insured , Zero Cpn., 8/01/43 ............................... 10,000,000 4,688,228
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 7,930,523
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,283,281
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 8,016,760
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,699,473
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,693,555
Corona-Norco Unified School District ,
GO , 1998 B , AGMC Insured , Zero Cpn., 3/01/25 ........................... 1,400,000 1,389,291
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/25 ........................... 4,655,000 4,547,950
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/26 ........................... 6,080,000 5,763,792

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... $ 1,000,000 $ 1,049,289
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,495,561
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,475,585
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,839,488
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,403,731
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 908,314
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,311,522
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,573,651
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 932,674
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,374,121
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 1,004,503
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AGMC
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,738,796
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,238,439
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,264,932
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 308,405
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 297,285
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,800,000 8,259,085
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,436,239
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,836,266
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,583,042
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,319,524
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 21,300,000 16,317,640
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,323,623
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,266,819
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 15,651,833
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 12,502,639
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 37,300,000 31,346,663
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 33,154,808
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,354,347
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 18,355,000 17,091,818
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 41,665,747
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,482,065
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,645,000 16,123,514
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 13,483,779
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,415,000 1,119,508
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 28,110,164
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 18,328,131
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,311,282
Towne at Glendale Apartments , Revenue , 144A, 2022 A , Zero Cpn., 9/01/62 ..... 53,000,000 35,996,508
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 10,023,426
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,605,079
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,298,232
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,288,807

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
CSCDA Community Improvement Authority, (continued)
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... $ 25,000,000 $ 19,661,593
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,881,932
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 626,424
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 684,436
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,165,581
East Bay Municipal Utility District ,
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/36 ................... 7,355,000 7,428,323
Water System , Revenue , 2015 C , 4% , 6/01/45 ............................ 9,070,000 9,077,902
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,421,142
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,305,300
East County Advanced Water Purification Joint Powers Authority , Revenue , 2024 A-1 ,
3.125% , 9/01/26 ................................................... 49,320,000 49,167,636
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... 2,480,000 2,620,829
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,241,707
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,589,997
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,648,622
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 3,121,366
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,541,482
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 897,142
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,843,691
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 30,972,327
Elk Grove Finance Authority ,
Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38 .................... 1,500,000 1,516,746
Community Facilities District No. 2005-1 Laguna Ridge , Special Tax , 2024 , 5% ,
9/01/51 ........................................................ 1,725,000 1,839,935
Fairfax School District , GO , 2011 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,550,478
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,000,507 873,728
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,647,816
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,079,083
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,332,863
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 2,770,000 2,941,053
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 768,400
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 822,220
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 446,320
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 507,048
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.5% , 1/15/31 ................. 35,000,000 40,240,715
Revenue , 2013 A , Refunding , AGMC Insured , 5.625% , 1/15/32 ............... 37,260,000 42,967,636
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 116,968,037
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/37 .............. 41,250,000 26,909,875
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/38 .............. 77,650,000 48,452,109
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/39 .............. 56,100,000 33,463,919
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 130,000,000 64,598,105

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/25 .................... $ 20,660,000 $ 20,605,817
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,731,272
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,136,905
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,834,737
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/29 .................... 35,310,000 31,452,700
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 17,569,591
Fowler Unified School District ,
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/41 .......................... 3,095,000 1,639,303
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/42 .......................... 3,005,000 1,520,278
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,839,781
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,237,819
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,625,271
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 4,020,008
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
8,630,000 7,473,717
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 22,521,882
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 240,294
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 467,911
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 685,890
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 10,069,684
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 658,373
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 24,229,738
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 13,060,768
Hemet Unified School District ,
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,065,779
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,055,620
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,784,173
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,575,049
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,046,941
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,052,399
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,049,514
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
8,595,000 7,501,951
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,050,784
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,250,547
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/36 ... 700,000 717,102
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/41 ... 900,000 913,909
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/46 ... 925,000 931,943
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/51 ... 1,250,000 1,253,420
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 824,048
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,498,064
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,960,670
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,959,113
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,094,001
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,902,745
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,967,454
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,982,639

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Community Facilities District No. 01-1 , Special Tax , 2015 , Refunding , BAM Insured ,
5% , 9/01/38 .................................................... $ 7,000,000 $ 7,033,604
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 10,940,000 11,155,650
Jefferson Union High School District ,
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/25 ..................... 685,000 691,653
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/29 ..................... 3,075,000 3,328,950
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 134,995
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 139,760
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 935,350
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 851,623
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 808,492
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,208
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 366,368
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 521,554
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,308,992
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 884,769
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,889,768
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 41,466,666
Lancaster School District ,
GO , 2001 , NATL Insured , Zero Cpn., 8/01/25 ............................. 5,495,000 5,374,850
GO , 2001 , NATL Insured , Zero Cpn., 7/01/26 ............................. 5,965,000 5,661,162
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,738,864
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,297,307
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ 6,085,000 6,094,181
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 7,035,556
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,110,757
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,560,448
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,562,915
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,496,140
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 77,675,253
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 41,092,562
Los Angeles Community College District ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 5,890,000 5,982,079
GO , 2016 D , 5% , 8/01/25 ............................................ 6,620,000 6,723,491
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,152,356
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 18,210,214
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,296,769
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,929,666
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,140,582
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 11,018,730
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,274,491
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,977,523
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 28,242,056
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,517,493
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 21,123,038
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,979,380
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,446,321
Sales Tax , Revenue , 2024 A , Refunding , 5% , 6/01/26 ....................... 11,020,000 11,439,741
Sales Tax , Revenue , 2024 A , Refunding , 5% , 6/01/27 ....................... 10,000,000 10,657,754

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority, (continued)
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... $ 3,830,000 $ 4,186,576
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,853,556
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,400,934
Los Angeles County Sanitation Districts Financing Authority ,
Revenue , 2022 A , 5% , 10/01/25 ....................................... 6,830,000 6,961,858
Los Angeles County Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% ,
10/01/42 ....................................................... 16,430,000 16,466,143
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,105,056
Los Angeles Department of Water & Power ,
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 15,105,000 15,127,716
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/36 ................... 17,795,000 17,821,762
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 15,232,030
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,253,802
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 23,143,622
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 5,000,000 5,145,721
Power System , Revenue , 2017 C , 5% , 7/01/47 ............................ 99,525,000 103,092,384
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/38 ................... 8,960,000 9,577,068
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 8,215,000 8,760,101
Power System , Revenue , 2019 A , 5% , 7/01/45 ............................ 9,535,000 10,141,108
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 13,420,422
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/44 ................... 17,555,000 18,843,755
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,967,583
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 20,800,000 22,534,604
Power System , Revenue , 2021 C , 5% , 7/01/45 ............................ 14,455,000 15,878,975
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 9,243,036
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/40 ................... 6,000,000 6,782,969
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 5,000,000 5,618,346
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 6,250,000 6,983,954
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 5,000,000 5,562,708
Power System , Revenue , 2023 A , Refunding , 5% , 7/01/31 ................... 10,000,000 11,579,960
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 30,351,473
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 24,995,924
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 35,567,030
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 18,475,000 19,066,810
Water System , Revenue , 2018 A , 5% , 7/01/25 ............................ 3,940,000 3,991,296
Water System , Revenue , 2018 A , 5% , 7/01/43 ............................ 5,425,000 5,704,276
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 8,380,000 8,877,523
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,364,687
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/26 ................................... 4,000,000 4,059,070
GO , 2017 A , Refunding , 5% , 7/01/25 ................................... 18,750,000 19,002,812
GO , 2020 C , 4% , 7/01/33 ............................................ 7,000,000 7,436,568
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,459,284
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,884,765
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 28,572,870
GO , 2024 QRR , 5% , 7/01/25 ......................................... 28,000,000 28,377,532
f
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 6,160,726
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 4,255,000 4,489,088
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 27,510,718
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,052,376
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,209,990
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 528,377

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Special Tax , 2023 , 5% , 9/01/54 ....................................... $ 1,230,000 $ 1,289,408
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 863,933
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/51 .................................................... 1,825,000 1,749,400
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 75,718
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 142,284
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 107,233
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,064,135
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,117,978
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,126,930
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 203,387
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 554,299
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 637,763
Metropolitan Water District of Southern California ,
Revenue , 2019 A , Refunding , 5% , 7/01/25 ............................... 10,000,000 10,138,317
Revenue , 2020 A , 5% , 10/01/45 ....................................... 15,665,000 16,857,003
Revenue , 2022 B , Refunding , 3% , 7/01/28 ............................... 20,000,000 20,356,002
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,668,240
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,338,836
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,213,490
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,263,466
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,230,758
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,281,235
Modesto High School District , GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ......
12,770,000 11,898,276
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,514,332
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,586,081
Moreno Valley Unified School District ,
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,850,872
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,966,395
GO , 2018 B , AGMC Insured , 5% , 8/01/47 ................................ 6,075,000 6,382,687
Mount Diablo Unified School District , GO , 2022 B , Refunding , 4% , 8/01/25 ........
3,100,000 3,125,961
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 55,432,289
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 32,530,428
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 479,441
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 926,930
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 23,697,046
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,707,467
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,584,748
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,922,891
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,326,780
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,953,167

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Northern California Sanitation Agencies Financing Authority , Sacramento Area Sewer
District , Revenue , 2020 A , Refunding , 5% , 12/01/27 ........................ $ 2,960,000 $ 3,187,686
Oceanside Unified School District ,
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 10,590,000 6,487,084
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/39 ........................... 7,860,000 4,598,591
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 12,119,250
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,128,146
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,140,757
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,106,580
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,689,390
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,302,648
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,188,137
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 11,750,000 12,312,516
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,687,795
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,791,524
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 84,651,548
Palomar Health ,
Obligated Group , GO , 2009 A , AGMC Insured , 7% , 8/01/38 .................. 36,000,000 40,875,271
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 68,237,670
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
11/01/47 ....................................................... 35,000,000 35,833,179
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,056,310
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,381,455
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 127,046
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 368,501
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 375,224
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 380,982
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 738,042
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 930,297
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/25 ........................... 2,170,000 2,123,523
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/26 ........................... 2,265,000 2,147,485
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,380,548
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,159,912
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 1,039,316
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,605,537
GO , 2019 A , AGMC Insured , 4% , 9/01/43 ................................ 5,540,000 5,613,912
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 11,007,580
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , Zero Cpn., 8/01/43 ....................................... 27,955,000 13,532,814
GO , 2008 D , Zero Cpn., 8/01/46 ....................................... 89,200,000 36,528,283
GO , 2008 D , Zero Cpn., 8/01/49 ....................................... 85,000,000 30,174,533
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,311,919
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ...................
2,000,000 2,156,634
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,533,533
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,865,116
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,782,524

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/50 ........................................................ $ 7,500,000 $ 7,513,863
Facilities Improvement District No. 2007-1 , GO , B , Zero Cpn., 8/01/46 .......... 45,000,000 18,051,849
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 311,082
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 515,996
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,028,158
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 40,369,468
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 116,410,000 128,356,576
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 85,156,363
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,245,986
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 33,597,153
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 7,038,438
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5% , 9/01/42 ............................ 4,000,000 4,391,255
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 4.25% , 9/01/47 ......................... 6,000,000 6,119,240
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5.25% , 9/01/52 ......................... 11,000,000 11,945,249
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... 3,685,000 3,939,902
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 405,049
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 745,293
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,105,020
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,333,227
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 511,058
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 769,887
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 813,583
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,209,978
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,237,057
d ,e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , Mandatory Put , 5.67% , 8/01/34 15,491,000 15,538,402
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,303,677
Rocklin Unified School District ,
GO , 2003 , NATL Insured , Zero Cpn., 8/01/25 ............................. 8,160,000 7,982,100
GO , 2003 , NATL Insured , Zero Cpn., 8/01/26 ............................. 8,695,000 8,242,529
GO , 2003 , NATL Insured , Zero Cpn., 8/01/27 ............................. 9,080,000 8,344,543
GO , 2003 , NATL Insured , Zero Cpn., 8/01/28 ............................. 16,615,000 14,780,044
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,443,609
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 803,138

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ $ 1,000,000 $ 1,057,504
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,571,524
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 368,563
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 765,213
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 1,021,526
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 797,588
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,269,974
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,633,326
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 391,302
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,670,168
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,052,761
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,052,761
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,569,982
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,873,655
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,076,797
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 14,177,036
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,594,672
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 19,999,706
Sacramento County Water Financing Authority ,
Sacramento County Water Agency , Revenue , 2019 , Refunding , 5% , 6/01/27 ..... 2,000,000 2,121,536
Sacramento County Water Agency , Revenue , 2022 A , 4% , 11/01/25 ............ 27,060,000 27,298,320
Sacramento Municipal Utility District ,
Revenue , 2021 I , Refunding , 5% , 8/15/25 ................................ 3,500,000 3,558,137
Revenue , 2022 J , Refunding , 5% , 8/15/26 ............................... 2,615,000 2,728,276
Sacramento Transportation Authority , Sales Tax , Revenue , 2023 , Refunding , 5% ,
10/01/37 ........................................................ 2,500,000 2,929,687
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 25,615,221
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 29,313,441
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... 5,000,000 5,174,223
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,267,325
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,296,325
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,958,959
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,740,835
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,343,656
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,627,761
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,658,814
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,485,077
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,524,538
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/48 ....................................... 29,840,000 29,996,657
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 74,270,000 63,156,311
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 30,181
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 71,911,267
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 35,614,211
GO , 2024 H-2 , 5% , 7/01/25 .......................................... 7,120,000 7,214,348

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District, (continued)
GO , R-2 , Refunding , Zero Cpn., 7/01/40 ................................. $ 79,760,000 $ 83,421,104
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,924,715
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,643,506
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,707,615
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 21,715,948
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 18,129,840
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 66,432,950
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 29,083,820
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 69,397,403
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 31,873,911
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 8,263,333
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 49,065,279
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 29,030,679
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 207,335
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 109,412,537
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 34,461,476
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 26,127
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 40,145,000 41,553,086
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 52,245,000 54,630,574
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 10,700,000 11,344,195
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,817,646
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,160,924
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,535,008
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,410,311
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,395,759
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,383,578
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 3,530,000 3,355,636
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 1,850,000 1,733,253
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 789,753
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,057,382
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 138,858,935
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 188,876,344
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 217,874,373
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 195,514,246
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 196,362,952
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 13,155,000 12,658,804
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,685,736
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 30,913,727
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 33,202,458
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/44 ......... 130,746,000 134,323,616
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/50 ......... 191,775,000 194,706,875
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,696,181
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,316,126
San Juan Unified School District ,
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/26 ........................... 9,175,000 8,626,148
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/27 ........................... 18,605,000 17,219,595
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/28 ........................... 19,470,000 17,489,298

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... $ 10,000,000 $ 10,139,318
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,978,945
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , ETM, 5% , 8/01/25 ............................. 10,545,000 10,704,949
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 17,178,881
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,077,972
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,265,238
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 23,728,686
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,153,526
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,217,127
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,956,005
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 32,617,213
Southern Mono Health Care District ,
GO , A , NATL Insured , Zero Cpn., 8/01/28 ................................ 2,340,000 2,077,073
GO , A , NATL Insured , Zero Cpn., 8/01/29 ................................ 2,440,000 2,091,843
GO , A , NATL Insured , Zero Cpn., 8/01/30 ................................ 2,550,000 2,108,361
GO , A , NATL Insured , Zero Cpn., 8/01/31 ................................ 2,660,000 2,117,032
State of California ,
GO , 4% , 12/01/24 ................................................. 3,500,000 3,500,000
GO , 5% , 3/01/25 .................................................. 10,000,000 10,053,001
GO , AMBAC Insured , 5.9% , 3/01/25 .................................... 35,000 35,232
GO , Refunding , 5% , 4/01/25 ......................................... 25,625,000 25,809,518
GO , Refunding , 5% , 11/01/25 ......................................... 39,975,000 40,802,718
GO , Refunding , 5% , 12/01/25 ......................................... 2,375,000 2,428,694
GO , Refunding , 5% , 8/01/27 ......................................... 4,000,000 4,248,983
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,157,408
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,751,570
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,632,335
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 6,009,452
GO , 5.75% , 10/01/31 ............................................... 28,805,000 30,898,150
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,530,544
GO , 5% , 4/01/33 .................................................. 5,000,000 5,439,752
GO , Refunding , 5% , 3/01/35 ......................................... 56,185,000 62,013,497
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,297,053
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,408,963
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,093,398
GO , 5% , 10/01/39 ................................................. 15,000,000 15,356,260
GO , Refunding , 5% , 10/01/39 ......................................... 13,340,000 13,341,513
GO , Refunding , 5% , 10/01/44 ......................................... 1,660,000 1,660,218
GO , 5% , 3/01/45 .................................................. 17,500,000 17,539,553
GO , 5% , 8/01/45 .................................................. 10,085,000 10,148,950
GO , 5% , 9/01/45 .................................................. 5,000,000 5,144,574
GO , 5% , 8/01/46 .................................................. 57,200,000 58,763,373
GO , 5% , 9/01/46 .................................................. 8,930,000 9,185,917
GO , 5% , 10/01/47 ................................................. 11,000,000 11,239,067
GO , 5% , 10/01/48 ................................................. 5,000,000 5,252,430
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 535,000 541,052
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 3,335,000 3,364,638
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,028
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,542,538
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 24,376,371

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... $ 12,985,000 $ 13,941,648
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 44,134,252
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 370,000 398,061
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 380,000 403,119
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 558,504
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 688,007
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 1,695,000 1,753,583
COP , 2010 , AGMC Insured , ETM, 6.5% , 12/01/37 .......................... 275,000 275,000
COP , 2010 , Pre-Refunded , AGMC Insured , 6.5% , 12/01/37 .................. 9,695,000 10,038,820
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,285,521
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 2,063,038
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 2,700,000 2,896,888
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 3,645,000 3,900,172
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 359,131
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 993,997
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 1,037,069
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 952,880
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,349,660
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 936,973
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 785,664
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 1,008,224
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 880,103
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 280,287
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,987,303
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,826,485
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,462,833
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,520,515
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 7,500,301
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 12,465,000 12,720,484
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 550,000 397,825
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,250,000 809,765
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,891,488
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,144,394

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... $ 115,000 $ 115,193
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,707
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 111,832
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 432,462
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 649,496
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 833,874
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 2,029,117
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 11,030,000 11,356,252
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 8,790,000 8,993,707
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,532,484
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,783,146
Union Elementary School District ,
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/25 ........................... 5,500,000 5,377,474
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/26 ........................... 5,850,000 5,556,263
University of California ,
Revenue , 2015 I , Refunding , 5% , 5/15/40 ................................ 22,990,000 23,145,939
Revenue , 2015 I , Refunding , 5% , 5/15/50 ................................ 25,420,000 25,551,322
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,903,718
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 7,066,918
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 16,052,759
Revenue , 2017 M , 5% , 5/15/47 ....................................... 27,200,000 28,200,294
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 29,540,893
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 49,535,561
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,618,066
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,294,110
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,996,096
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 6,068,496
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,574,883
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 52,742,251
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 10,212,750
Revenue , 2024 BS , Refunding , 5% , 5/15/37 .............................. 81,135,000 96,245,680
Revenue , 2024 BS , Refunding , 5% , 5/15/38 .............................. 11,000,000 13,015,780
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 251,872
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 153,351
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 233,737
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 26,456,023
Val Verde Unified School District ,
GO , 2010 B , AGMC Insured , 6.125% , 8/01/34 ............................ 1,000,000 1,193,745
GO , 2020 A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,452,844
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 6,266,420
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,294,422

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District, (continued)
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... $ 1,755,000 $ 1,833,158
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,534,059
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,615,000 2,629,748
f
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,229,185
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 2,140,248
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,069,496
Vista Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 7,150,000 6,781,258
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 4,795,000 4,475,209
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,091,503
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,433,377
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,094,964
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 323,095
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 834,392
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 788,919
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,524,039
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,042,841
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 7,590,551
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,559,527
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,199,881
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,928,667
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 408,108
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 786,838
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 922,393
12,853,792,542
Florida 0.7%
e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 109,200,000 87,685,034
Oregon 0.0%
†
e
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,536,884
Wisconsin 0.2%
e
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 25,660,625
U.S. Territories 2.1%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 444,442
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 165,416

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue , 2024 A , 5% , 10/01/28 ....................................... $ 750,000 $ 782,555
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,398,570
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,173,822
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 992,489
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 703,425
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,200,000 1,301,556
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,438,218
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 430,404
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 404,445
Revenue , 2024 B , 5% , 10/01/29 ....................................... 1,010,000 1,087,921
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 611,107
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 561,211
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,608,695
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 338,418
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 484,058
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 576,271
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 276,442
Revenue , 2024 B , 5% , 10/01/37 ....................................... 995,000 1,095,562
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,000,000 1,101,909
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,000,000 1,095,925
Revenue , 2024 B , 5% , 10/01/40 ....................................... 320,000 349,199
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,000,000 1,084,399
Revenue , 2024 B , 5% , 10/01/42 ....................................... 395,000 426,254
Revenue , 2024 B , 5% , 10/01/43 ....................................... 400,000 429,870
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,700,105
22,062,688
Puerto Rico 1.9%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 4,530,000 4,554,068
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,191,926
g
Puerto Rico Electric Power Authority , Revenue , 2013 A , 7% , 7/01/33 ............. 45,600,000 20,976,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 467,311
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,561,708
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 29,527,907
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 185,095,749
260,374,669
Total U.S. Territories .................................................................... 282,437,357
Total Municipal Bonds (Cost $ 12,515,073,082 ) ..................................
13,252,112,442
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
3,333,706
Total Long Term Investments (Cost $ 12,517,898,217 ) ............................
13,258,278,882
a
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 34 .
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
California 0.7%
h
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 1.8% ,
9/01/38 ......................................................... $ 9,900,000 $ 9,900,000
h
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 1.8% , 8/15/47 ................................................. 3,300,000 3,300,000
h
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.55% , 7/01/46 ................................ 29,500,000 29,500,000
h
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 A , LOC
US Bank NA , Daily VRDN and Put , 1.8% , 10/01/41 ........................ 8,655,000 8,655,000
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 2.6% , 7/01/35 ....................................... 7,820,000 7,820,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.55% , 7/01/47 ................................. 8,200,000 8,200,000
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 2.65% , 7/01/45 ........................................... 5,110,000 5,110,000
h
Regents of the University of California ,
Medical Center Pooled , Revenue , 2007 B-2 , Refunding , Daily VRDN and Put , 2.6% ,
5/15/32 ........................................................ 565,000 565,000
Medical Center Pooled , Revenue , 2020 O-2 , Refunding , Daily VRDN and Put , 2.6% ,
5/15/45 ........................................................ 25,790,000 25,790,000
h
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.6% , 5/15/48 ................... 500,000 500,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.6% , 5/15/48 ........... 700,000 700,000
100,040,000
Total Municipal Bonds (Cost $ 100,040,000 ) .....................................
100,040,000
Total Short Term Investments (Cost $ 100,040,000 ) ...............................
100,040,000
a
Total Investments (Cost $ 12,617,938,217 ) 99.3% ................................
$13,358,318,882
Other Assets, less Liabilities 0.7% .............................................
87,760,523
Net Assets 100.0% ...........................................................
$13,446,079,405
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $1,291,031,258, representing 9.6% of net assets.
f
Security purchased on a when-issued basis.
g
Defaulted security or security for which income has been deemed uncollectible.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the
Fund may be obligated to perform on such agreements at a future date. At November 30, 2024, unfunded commitments were as follows:

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Senior Floating Rate Interests ............... — — 2,832,734 2,832,734
Municipal Bonds ......................... — 13,252,112,442 — 13,252,112,442
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 100,040,000 — 100,040,000
Total Investments in Securities ........... $— $13,352,152,442 $6,166,440 $13,358,318,882
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045
a
Includes financial instruments determined to have no value.
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.